Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Annual Activity of Loans Outstanding to Related Parties
Annual activity consisted of the following:

	2012	2011

Balance beginning of year	$2,927,377	$2,820,414
Additions	3,188,495	1,918,418
Repayments	(2,193,534)	(1,811,455)

Balance, end of year	$3,922,338	$2,927,377